Operating leases and other commitment (Details 1) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Beginning balance	$ 425,620	$ 147,036
Renewed office lease	184,159	144,169
Repayments of lease liability	(179,054)	(207,060)
Other	14,017	7,655
Ending balance	444,742	91,800
Lease liability due within one year	0	91,800
Lease liability long term	$ 444,742	$ 0